Loss per share (Tables)	6 Months Ended
Jun. 30, 2025
Loss per share [Abstract]
Loss Per Share
	Three months ended June 30,		Six months ended June 30,
	2025	2024	2025	2024
Loss attributable to shareholders (in $’000)	(9,289)	(10,379)	(20,101)	(18,045)
Weighted average number of shares in issue	62,028,736	52,028,145	60,039,492	52,028,145
Basic and diluted loss per share (in USD)	(0.15)	(0.20)	(0.33)	(0.35)